Schedule of Fiscal Year 2016 and 2015 Debt Maturities (Details) ¥ in Millions, $ in Millions										12 Months Ended
	Oct. 25, 2015 USD ($)	Jul. 28, 2015 USD ($)	Jul. 08, 2015 USD ($)	Jul. 01, 2015 USD ($)	Apr. 01, 2015 USD ($)	Aug. 06, 2014 USD ($)	May. 15, 2014 USD ($)	Apr. 14, 2014 USD ($)	Feb. 03, 2014 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jul. 28, 2015 JPY (¥)	Aug. 06, 2014 JPY (¥)
Debt Instrument [Line Items]
Repayments of Long-term Debt										$ 4,432	$ 3,904	$ 4,968
Unsecured debt
Debt Instrument [Line Items]
Repayments of Long-term Debt										$ 4,230	$ 3,475
Unsecured debt | 2.875% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount					$ 750
Interest Rate					2.875%
Repayments of Long-term Debt					$ 750
Unsecured debt | 4.500% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount				$ 750
Interest Rate				4.50%
Repayments of Long-term Debt				$ 750
Unsecured debt | 2.250% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount			$ 750
Interest Rate			2.25%
Repayments of Long-term Debt			$ 750
Unsecured debt | Variable Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount | ¥													¥ 30,000
Repayments of Long-term Debt		$ 243
Unsecured debt | .940% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount | ¥													¥ 60,000
Interest Rate													0.94%
Repayments of Long-term Debt		$ 487
Unsecured debt | 1.500% Fixed Rate Debt, Due 2015 [Member]
Debt Instrument [Line Items]
Principal Amount	$ 1,250
Interest Rate	1.50%
Repayments of Long-term Debt	$ 1,250
Unsecured debt | 3.000% Fixed Rate Debt, Due 2014 [Member]
Debt Instrument [Line Items]
Principal Amount									$ 500
Interest Rate									3.00%
Repayments of Long-term Debt									$ 500
Unsecured debt | 1.625% Fixed Rate Debt, Due 2014 [Member]
Debt Instrument [Line Items]
Principal Amount								$ 1,000
Interest Rate								1.625%
Repayments of Long-term Debt								$ 1,000
Unsecured debt | 3.200% Fixed Rate Debt, Due 2014 [Member]
Debt Instrument [Line Items]
Principal Amount							$ 1,000
Interest Rate							3.20%
Repayments of Long-term Debt							$ 1,000
Unsecured debt | 1.490% Fixed Rate Debt, Due 2014 [Member]
Debt Instrument [Line Items]
Principal Amount | ¥														¥ 83,100
Interest Rate														1.49%
Repayments of Long-term Debt						$ 810
Unsecured debt | Variable Rate Debt, Due 2014 [Member]
Debt Instrument [Line Items]
Principal Amount | ¥														¥ 16,900
Repayments of Long-term Debt						$ 165